Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity award policy
The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and requires annual equity compensation awards and any “off-cycle” awards approved by our CEO to be made on pre-determined fixed dates. The policy also prohibits manipulating the timing of either the public release of information or the grant of an award to increase the value of an award.

Award Timing Method	The Compensation Committee has adopted a policy that prohibits the backdating of any equity compensation award and requires annual equity compensation awards and any “off-cycle” awards approved by our CEO to be made on pre-determined fixed dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The policy also prohibits manipulating the timing of either the public release of information or the grant of an award to increase the value of an award.
MNPI Disclosure Timed for Compensation Value	false